Programming and Other Inventory (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Acquired program rights	$ 2,234	$ 1,773
Acquired television library	99	0
Internally produced programming, released	1,780	1,746
Internally produced programming, in process and other	543	298
Publishing, primarily finished goods	53	49
Total programming and other inventory	4,709	3,866
Less current portion	1,828	1,427
Net property and equipment	2,881	$ 2,439
Internally produced programming to be amortized in next fiscal year	$ 725
Amortization period	3 years